Cover	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BITECH TECHNOLOGIES CORPORATION
Entity Central Index Key	0001066764
Entity Primary SIC Number	3690
Entity Tax Identification Number	98-0187705
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Anton Boulevard
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	(855)
Local Phone Number	777-0888
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	(302)
Local Phone Number	636-5440
Contact Personnel Name	The Company Corporation